Schedule of Other Current Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Other Current Assets Schedule Of Other Current Assets 1	$ 6,753,665
Other Current Assets Schedule Of Other Current Assets 2	5,623,896
Other Current Assets Schedule Of Other Current Assets 3	2,466,155
Other Current Assets Schedule Of Other Current Assets 4	1,726,326
Other Current Assets Schedule Of Other Current Assets 5	1,256,474
Other Current Assets Schedule Of Other Current Assets 6	997,447
Other Current Assets Schedule Of Other Current Assets 7	499,041
Other Current Assets Schedule Of Other Current Assets 8	454,316
Other Current Assets Schedule Of Other Current Assets 9	10,975,335
Other Current Assets Schedule Of Other Current Assets 10	$ 8,801,985